Commitments and Contingent Liabilities (Details) $ in Millions	3 Months Ended
	Mar. 31, 2018 USD ($) drilling_unit	Dec. 31, 2017 USD ($)
Long-term Purchase Commitment [Line Items]
IRS proposed unfavorable tax adjustments	$ 85.0
Gross unrecognized tax benefits	103.0	$ 102.0
Tax impact of net unrecognized tax benefits, if reversed	41.0
Letters of credit issued	7.3
Loss Contingency, Estimate of Possible Loss	45.0
Revolving Credit Facility [Member]
Long-term Purchase Commitment [Line Items]
Letters of credit issued	$ 5.0
Saudi Arabia Joint Venture [Member]
Long-term Purchase Commitment [Line Items]
Period Of Joint Venture Funding Of Drilling Rigs	10 years
Saudi Arabia Joint Venture [Member] | Maximum [Member]
Long-term Purchase Commitment [Line Items]
Number Of Drilling Rigs To Be Purchased By Joint Venture | drilling_unit	20
Number Of Drilling Rigs To Be Purchased By Each Partner in a 12 month period | drilling_unit	3
Contingent Funding Obligation To Equity Method Investment	$ 1,250.0